SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Subsidiary Office
Nature of Operations [Abstract]
Number of wholly-owned subsidiaries	4
Membership interest own in Fitzgibbons through subsidiary (in hundredths)	51.00%
Consolidation of membership interest in Fitzgibbons (in hundredths)	100.00%
Noncontrolling interest by subsidiary (in hundredths)	49.00%
Number of offices located In Oswego County	7
Number of offices located in Onondaga County	1
Outstanding common stock owned by the holding company (in hundredths)	60.40%
Significant Group Concentrations of Credit Risk [Abstract]
Minimum commercial real estate loans amount required for additional review	$ 400
Cash and Cash Equivalents [Abstract]
Maturity period for classification as cash and cash equivalents, maximum	3 months
Allowance for Loan Losses [Abstract]
Number of days past due on a non-residential consumer loan to be charged-off	120 days
Maximum percentage for estimating specific and general losses (in hundredths)	10.00%
Minimum amount, of residential mortgage loans threshold for evaluations of impairment	300
Minimum amount required for troubled debt restructuring	$ 100
Income Recognition on Impaired and Non-accrual Loans [Abstract]
Delinquent days after which interest income is discontinued	90 days
Number of consecutive months of current payments before non-accrual troubled debt restructured loans are restored to accrual status	6 months
Goodwill and Intangible Assets [Abstract]
Estimated useful life	15 years
Derivative Financial Instruments [Abstract]
Number of interest rate swaps	1
Premises | Maximum
Premises and Equipment [Line Items]
Useful life	40 years
Equipment | Maximum
Premises and Equipment [Line Items]
Useful life	10 years